Property and Equipment, Net - Additional Information (Detail) - CNY (¥)		12 Months Ended
	Jan. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense		¥ 8,091,000	¥ 5,312,000	¥ 5,396,000
Impairment charges		¥ 0	¥ 0	¥ 0
Hangzhou China | Commercial Property
Property, Plant and Equipment [Line Items]
Consideration	¥ 77,739,000